Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Long-term Debt [Abstract]
Current portion of long-term debt, net of deferred financing costs
	December 31, 2016	June 30, 2017
$1.3 billion Senior Secured Term Loan B Facility	$1,270,750	$-
$1.9 billion Secured Term Loan B Facility	1,838,250	-
$462 million Senior Secured Credit Facility	249,542	160,868
$500 million Senior Unsecured Notes	130,974	-
$800 million Senior Secured Notes	459,723	-
Less: Deferred financing costs	(61,466)	(1,043)
Total debt	3,887,773	159,825
Less: Current portion	(640,557)	(159,825)
Long-term portion	$3,247,216	$-

Current portion of long-term debt, net of deferred financing costs subject to compromise
	December 31, 2016	June 30, 2017
$1.3 billion Senior Secured Term Loan B Facility	$-	$1,267,500
$1.9 billion Secured Term Loan B Facility	-	1,833,500
$500 million Senior Unsecured Notes	-	130,974
$800 million Senior Secured Notes	-	459,723
Less: Deferred financing costs	-	(50,998)
Total debt	-	3,640,699
Less: Current portion	-	(3,640,699)
Long-term portion	$-	$-

Annual principal payments
June 30, 2018	3,852,565
Total principal payments	3,852,565
Less: Financing fees	(52,041)
Total debt	$3,800,524